Non-current assets - Intangible Assets - Summary of Reconciliation of Intangible Assets (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure Of Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 11,975,024
Goodwill, Ending Balance	11,975,024
Intangible assets, Beginning Balance	11,990,309
Intangible assets, Ending Balance	11,975,024
Total, Beginning Balance	11,990,309
Total, Amortisation	(15,285)
Total, Ending Balance	11,975,024
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning Balance	15,285
Intangible assets, Amortisation	$ (15,285)